Adoption of IFRS 15	12 Months Ended
Dec. 31, 2018
Adoption of IFRS 15
Adoption of IFRS 15

(A.5) Adoption of IFRS 15

Effective January 1, 2018, we started to apply IFRS 15 ‘Revenue from Contracts with Customers’ retrospectively, using the cumulative catch-up approach and the practical expedient to apply the new standard only to contracts that were not completed as of January 1, 2018. This practical expedient affected both the transition adjustment amount recognized in retained earnings and our revenues and expenses.

On adopting IFRS 15, SAP changed several of its accounting policies. Under the cumulative catch-up approach, prior years (including the prior-period numbers presented in the primary financial statements) are not restated to conform to the new policies.

The impacts of the policy change in 2018 were as follows:

   Software license and support revenues experienced a benefit of €170 million, with most of the difference resulting from:

▪	Exercise of customer software purchase options granted in prior years, which result in software revenue
▪

Revised recognition patterns for on-premise software subscription contracts, which combine the delivery of software and support service and the obligation to deliver, in the future, unspecified software products

▪	Revised recognition patterns for contracts that combine customer-specific on-premise software development agreements and the sale of standard on-premise software

Together with other offsetting effects, this resulted in a benefit of €158 million on total revenue.

   Operating expenses benefitted, in cost of sales and marketing, in the amount of €239 million from higher capitalization of sales commissions net of higher amortization of amounts capitalized.

   The abovementioned revenue and expense effects, together with other insignificant effects, resulted in a net positive impact on operating profit of approximately €399 million.

As at December 31, 2018, balance sheet items are affected by the application of IFRS 15 as compared to our pre-IFRS 15 accounting policies as follows:

   Non-current and current other non-financial assets were higher by €336 million and €64 million respectively (January 1, 2018: higher by €132 million and €26 million respectively) due to the higher capitalization of sales commissions.

   Trade and other receivables and contract liabilities were lower by €132 million and €188 million respectively (January 1, 2018: higher by €560 million and €650 million respectively), resulting from changes in the timing of and amounts recognized as contract balances.

   Provisions were lower by €4 million (January 1, 2018: lower by €25 million), reflecting lower provisions for onerous customer contracts.

   Intangible assets were higher by €37 million (January 1, 2018: higher by €14 million), due to the capitalization of costs for certain custom on-premise software development arrangements.